Organization and principal activities	12 Months Ended
Dec. 31, 2020
Organization and principal activities
Organization and principal activities
1.	Organization and principal activities
DouYu International Holdings Limited (the “Company” or “DouYu International”) was incorporated under the laws of Cayman Islands on January 5, 2018. The Company, its subsidiaries and its variable interest entities (collectively referred to as the “Group”) operate platform on PC and mobile apps, through which users can enjoy immersive and interactive gaming and entertainment live streaming.
History of the Group
The Group’s history began with the commencement of operations of Guangzhou Douyu Internet Technology Co., Ltd. (“Guangzhou Douyu”), a limited liability company established in Guangdong Province, the People Republic of China (the “PRC”) on April 3, 2014, which was owned by two founders, Mr. Shaojie Chen and Mr. Wenming Zhang (the “Founders”) and an outside investor (collectively referred to as the “Original Shareholders”).
2018 Restructuring
In 2018, the Original Shareholders and all of the investors undertook an equity restructuring in order to redomicile its business from PRC to the Cayman Islands (the “2018 Restructuring”), which was executed in the following steps:

1.
On January 5, 2018, the Company was incorporated in the Cayman Islands to be the holding company of the Group. The Ordinary Shareholders subscribed to 8,188,790 ordinary shares of the Company at par value of US$0.0001 per share.

2.
Upon obtaining all necessary approvals from the PRC government, on May 14, 2018, the investors subscribed for convertible redeemable preferred shares at no consideration, all in the same proportions, on an as converted basis, as the percentage of equity interest they held in Wuhan Douyu. Upon the issuance of preferred shares and ordinary shares issued in step 1, the equity structure of the Company is identical to that of Wuhan Douyu.

3.
On May 18, 2018, the Company, through its wholly owned subsidiary in PRC, entered into a series of contractual arrangement (“VIE agreements”) with Wuhan Douyu and its respective shareholders. The arrangements pursuant to which the Company and its subsidiary were established as a primary beneficiary of Wuhan Douyu.

On July 17, 2019, the Company completed its initial public offering (“IPO”) and issued 44,924,730 American Depositary shares (“ADSs”), representing 4,492,473 ordinary shares. Every ten ADSs represent one ordinary share. Net proceeds from the IPO after deducting underwriting discount and offering costs were US$497.3 million.

As of December 31, 2020, the Company’s principal subsidiaries, VIEs are as follows:

	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of direct/indirect ownership

Wholly owned subsidiaries
Wuhan Douyu Education Consulting Co., Ltd.	November 9, 2016	Wuhan	100%
Wuhan Yuwan Culture Media Co., Ltd.	June 28, 2016	Wuhan	100%
Wuhan Yuxing Tianxia Culture Media Co., Ltd.	June 24, 2016	Wuhan	100%
Wuhan Yuyin Raoliang Culture Co., Ltd.	June 23, 2016	Wuhan	100%
Wuhan Yu Leyou Internet Technology Co., Ltd.	November 9, 2016	Wuhan	100%
Wuhan Douyu Yule Internet Technology Co., Ltd. (“Wuhan Yule”)	April 2, 2018	Wuhan	100%
DouYu Network Inc.	January 12, 2018	The British Virgin Islands	100%
Douyu Hongkong Limited	January 24, 2018	Hong Kong	100%
Gogo Glocal Holding Limited	October 8, 2018	Cayman	100%
VIEs
Wuhan Ouyue Online TV Co., Ltd. (“Wuhan Ouyue”)	February 3, 2016	Wuhan	100%
Wuhan Douyu Network Technology Co., Ltd.	May 8, 2015	Wuhan	100%